Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
Segment summarized financial information
	Dry Bulk Vessel Operations for the Year Ended December 31, 2016	Logistics Business for the Year Ended December 31, 2016	Total for the Year Ended December 31, 2016
Revenue	$199,446	$220,336	$419,782
Administrative fee revenue from affiliates	21,799	—	21,799
Interest income	4,132	815	4,947
Interest expense and finance cost	(89,399)	(24,240)	(113,639)
Depreciation and amortization	(87,197)	(26,628)	(113,825)
Equity/ (loss) in net earnings of affiliated companies	(202,779)	—	(202,779)
Net (loss)/ income attributable to Navios Holdings common stockholders	(310,306)	6,483	(303,823)
Total assets	2,083,526	669,369	2,752,895
Goodwill	56,240	104,096	160,336
Capital expenditures	(60,420)	(91,173)	(151,593)
Investment in affiliates	160,071	—	160,071
Cash and cash equivalents	70,810	65,182	135,992
Restricted cash	2,486	2,900	5,386
Long-term debt, net (including current and noncurrent portion)	$1,223,146	$427,949	$1,651,095

	Dry Bulk Vessel Operations for the Year Ended December 31, 2015	Logistics Business for the Year Ended December 31, 2015	Total for the Year Ended December 31, 2015
Revenue	$229,772	$251,048	$480,820
Administrative fee revenue from affiliates	16,177	—	16,177
Interest income	1,801	569	2,370
Interest expense and finance cost	(86,069)	(27,082)	(113,151)
Depreciation and amortization	(92,341)	(27,969)	(120,310)
Equity in net earnings of affiliated companies	61,484	—	61,484
Net (loss)/ income attributable to Navios Holdings common stockholders	(148,306)	14,194	(134,112)
Total assets	2,359,299	599,514	2,958,813
Goodwill	56,240	104,096	160,336
Capital expenditures	(7,882)	(27,039)	(34,921)
Investment in affiliates	381,746	—	381,746
Cash and cash equivalents	81,905	81,507	163,412
Restricted cash	13,480	—	13,480
Long-term debt, net (including current and noncurrent portion)	$1,213,740	$367,568	$1,581,308

	Dry Bulk Vessel Operations for the Year Ended December 31, 2014	Logistics Business for the Year Ended December 31, 2014	Total for the Year Ended December 31, 2014
Revenue	$300,242	$268,774	$569,016
Administrative fee revenue from affiliates	14,300	—	14,300
Interest income	5,224	291	5,515
Interest expense and finance cost	(85,823)	(27,837)	(113,660)
Depreciation and amortization	(79,603)	(25,087)	(104,690)
Equity in net earnings of affiliated companies	57,751	—	57,751
Net loss attributable to Navios Holdings common stockholders	(45,541)	(10,662)	(56,203)
Total assets	2,525,103	602,594	3,127,697
Goodwill	56,240	104,096	160,336
Capital expenditures	(145,840)	(91,658)	(237,498)
Investment in affiliates	344,453	—	344,453
Cash and cash equivalents	175,625	71,931	247,556
Restricted cash	2,564	—	2,564
Long-term debt, net (including current and noncurrent portion)	$1,246,181	$366,709	$1,612,890

Revenue by geographic region

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
North America	$6,218	$22,317	$30,299
Europe	109,267	109,347	173,100
Asia	73,073	87,658	84,766
South America	220,336	253,746	275,327
Other	10,888	7,752	5,524
Total	$419,782	$480,820	$569,016